OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2015
OTHER FINANCIAL ITEMS, NET [Abstract]
Components of other financial items, net

(in thousands of $)	2015	2014	2013
Mark-to-market adjustment for interest rate swap derivatives (see note 32)	(12,798)	(28,996)	56,461
Interest rate swap cash settlements (see note 32)	(15,797)	(20,424)	(10,626)
Mark-to-market adjustment for equity derivatives (see note 32)	(67,925)	(13,657)	—
Mark-to-market adjustment for foreign currency derivatives (see note 32)	—	94	719
Impairment of loan	(15,010)	—	—
Financing arrangement fees and other costs	(1,841)	(7,157)	(5,632)
Amortization of deferred financing costs and debt guarantee	(3,082)	(2,459)	(1,120)
Foreign exchange loss on operations	(2,126)	(1,200)	(1,583)
Other	(25)	(295)	—
	(118,604)	(74,094)	38,219